SCHEDULE MOVEMENT OF MACHINERY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Balance at the beginning of the year	$ 4,877,172	$ 4,038,431
Purchases	83,704	794,262
Equipment transferred from inventories	448,686
Disposals	(1,056,751)	(54,876)
Exchange differences	(67,335)	99,355
Balance at the end of the year	$ 4,285,476	$ 4,877,172